Movements in Equity - Summary of Cumulative Translation Exchange in Equity (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification adjustments on exchange differences on translation, net of tax	£ (2)	£ 25	£ (36)
Discontinued operations [member] | Demerger [Member] | Consumer Healthcare Business [Member]
Reclassification adjustments on exchange differences on translation, net of tax	£ 554